UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      BAM Offshore Management, LLC

Address:   1 Liberty Plaza, 27th Floor
           New York, NY  10006


Form 13F File Number: 028-13505


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Hal Mintz
Title:  Managing Member
Phone:  (646) 307-4500

Signature,  Place,  and  Date  of  Signing:

/s/ Hal Mintz                      New York, NY                       11/15/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              34

Form 13F Information Table Value Total:  $       38,406
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-13503             Ross Berman
----  --------------------  ----------------------------------------------------
2     028-13502             Hal Mintz
----  --------------------  ----------------------------------------------------

Notes on Information Table:

(1) Information provided in Column 2 refers in each case to the underlying instrument.
(2) The value of shares provided in
Column 4 refers, in the case of options, to the value of shares underlying the options.
(3) Number of shares provided in Column 5 refers, in the case of options, to the number of shares underlying the options.
(4) Voting authority
in Column 8 refers, in the case of options, to the number of shares underlying the options. It should be noted that unexercised options, and exercised put options, confer no voting authority.

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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -----------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------- ----
ADOBE SYS INC                COM            00724F101       94    3,600 SH       DEFINED    1,2         0   3,600    0
ALCON INC                    COM SHS        H01301102    8,156   48,900     CALL DEFINED    1,2         0  48,900    0
ALLOS THERAPEUTICS INC       COM            019777101       64   13,630 SH       DEFINED    1,2         0  13,630    0
AMAG PHARMACEUTICALS INC     COM            00163U106    1,039   60,400     PUT  DEFINED    1,2         0  60,400    0
AMAG PHARMACEUTICALS INC     COM            00163U106      421   24,449 SH       DEFINED    1,2         0  24,449    0
AMERICAN INTL GROUP INC      COM NEW        026874784      782   20,000     CALL DEFINED    1,2         0  20,000    0
AMYLIN PHARMACEUTICALS INC   COM            032346108      116    5,544 SH       DEFINED    1,2         0   5,544    0
APOLLO GROUP INC             CL A           037604105    1,273   24,800 SH       DEFINED    1,2         0  24,800    0
APPLE INC                    COM            037833100    1,135    4,000     PUT  DEFINED    1,2         0   4,000    0
ARENA PHARMACEUTICALS INC    COM            040047102       85   54,000 SH       DEFINED    1,2         0  54,000    0
ARENA PHARMACEUTICALS INC    COM            040047102      116   73,600     CALL DEFINED    1,2         0  73,600    0
ARENA PHARMACEUTICALS INC    COM            040047102       85   54,000     PUT  DEFINED    1,2         0  54,000    0
BAIDU INC                    SPON ADR REP A 056752108    4,105   40,000     CALL DEFINED    1,2         0  40,000    0
BAIDU INC                    SPON ADR REP A 056752108    3,079   30,000     PUT  DEFINED    1,2         0  30,000    0
BROCADE COMMUNICATIONS SYS I COM NEW        111621306      425   72,600     CALL DEFINED    1,2         0  72,600    0
CREE INC                     COM            225447101      271    5,000 SH       DEFINED    1,2         0   5,000    0
CREE INC                     COM            225447101    4,083   75,200     PUT  DEFINED    1,2         0  75,200    0
MELA SCIENCES INC            COM            55277R100      274   42,000     CALL DEFINED    1,2         0  42,000    0
FREEPORT-MCMORAN COPPER & GO COM            35671D857      171    2,000     PUT  DEFINED    1,2         0   2,000    0
FIRST SOLAR INC              COM            336433107      454    3,079 SH       DEFINED    1,2         0   3,079    0
GENZYME CORP                 COM            372917104      708   10,000     CALL DEFINED    1,2         0  10,000    0
GREEN MTN COFFEE ROASTERS IN COM            393122106      312   10,000     CALL DEFINED    1,2         0  10,000    0
HOLOGIC INC                  COM            436440101    1,042   65,100     CALL DEFINED    1,2         0  65,100    0
PETROLEO BRASILEIRO SA PETRO SPONSORED ADR  71654V408      887   24,450 SH       DEFINED    1,2         0  24,450    0
PONIARD PHARMACEUTICALS INC  COM NEW        732449301       35   60,000 SH       DEFINED    1,2         0  60,000    0
POTASH CORP SASK INC         COM            73755L107    2,967   20,600     CALL DEFINED    1,2         0  20,600    0
POTASH CORP SASK INC         COM            73755L107    1,196    8,300     PUT  DEFINED    1,2         0   8,300    0
RADWARE LTD                  ORD            M81873107      460   13,400     PUT  DEFINED    1,2         0  13,400    0
TAKE-TWO INTERACTIVE SOFTWAR COM            874054109       41    4,000 SH       DEFINED    1,2         0   4,000    0
TAKE-TWO INTERACTIVE SOFTWAR COM            874054109      152   15,000     CALL DEFINED    1,2         0  15,000    0
MEDICINES CO                 COM            584688105      213   15,000     CALL DEFINED    1,2         0  15,000    0
TIVO INC                     COM            888706108    2,183  240,900     CALL DEFINED    1,2         0 240,900    0
TRINA SOLAR LIMITED          SPON ADR       89628E104      604   20,000     PUT  DEFINED    1,2         0  20,000    0
UNITED THERAPEUTICS CORP DEL COM            91307C102    1,378   24,600     CALL DEFINED    1,2         0  24,600    0


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